Lease - Summary of Supplemental Cash Flow Information Related to the Operating Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Supplemental Cash Flow Information Related To Leases [Abstract]
Cash paid for amounts included in operating lease liabilities	¥ 17,826	¥ 28,910